FPA PARAMOUNT FUND, INC.

PORTFOLIO OF INVESTMENTS

December 31, 2019

(Unaudited)

COMMON STOCKS	Shares	Fair Value
APPLICATION SOFTWARE — 10.1%
Activision Blizzard, Inc.	89,360	$5,309,771
Tencent Holdings Ltd. (China)	119,822	5,775,592
Ubisoft Entertainment SA (France)(a)	92,545	6,392,479
		$17,477,842
INTERNET MEDIA — 6.4%
Alphabet, Inc. (Class C)(a)	4,400	$5,882,888
NAVER Corp. (South Korea)	32,132	5,181,908
		$11,064,796
INFRASTRUCTURE SOFTWARE — 6.0%
Microsoft Corp.	43,460	$6,853,642
Oracle Corp.	66,000	3,496,680
		$10,350,322
COMMERCIAL SERVICES — 5.6%
Amadeus IT Group SA (Spain)	60,129	$4,910,120
Babcock International Group plc (Britain)	565,904	4,717,959
		$9,628,079
MEDICAL EQUIPMENT — 5.2%
Alcon, Inc. (Switzerland)(a)	83,690	$4,738,802
Koninklijke Philips NV (Netherlands)	86,651	4,229,988
		$8,968,790
AIRLINES — 5.0%
Ryanair Holdings plc (Ireland)(a)	533,443	$8,754,050

BEVERAGES — 5.0%
Ambev SA (Brazil)(a)	928,776	$4,310,600
Heineken Holding NV (Netherlands)	44,614	4,323,760
		$8,634,360
PROFESSIONAL SERVICES — 4.8%
Pagegroup plc (Britain)	845,901	$5,860,112
Randstad NV (Netherlands)	41,716	2,547,402
		$8,407,514
HOUSEHOLD PRODUCTS — 4.1%
Henkel AG & Co. KGaA (Germany)	45,360	$4,273,946
L’Oreal SA (France)	9,705	2,873,930
		$7,147,876
BUILDING MAINTENANCE SERVICES — 3.3%
ISS A/S (Denmark)	235,673	$5,654,935

SPECIALTY APPAREL STORES — 3.3%
Industria de Diseno Textil SA (Spain)	160,160	$5,650,039

INFORMATION TECHNOLOGY SERVICES — 3.1%
Capgemini SE (France)	44,570	$5,444,365

COMMON STOCKS - Continued	Shares	Fair Value
SEMICONDUCTOR MANUFACTURING — 3.0%
ASML Holding NV (Netherlands)	17,329	$5,125,784

INTERNET BASED SERVICES — 2.8%
Booking Holdings, Inc.(a)	2,338	$4,801,621

HEALTH CARE SUPPLIES — 2.6%
EssilorLuxottica SA (France)	29,866	$4,549,394

NON WOOD BUILDING MATERIALS — 2.5%
Cie de Saint-Gobain (France)	107,560	$4,403,727

APPAREL, FOOTWEAR & ACCESSORY DESIGN — 2.5%
Cie Financiere Richemont SA (Switzerland)	54,740	$4,302,050

MACHINERY — 2.4%
Cargotec Oyj (B Shares) (Finland)	125,227	$4,247,726

BANKS — 2.4%
AIB Group plc (Ireland)	1,202,464	$4,189,385

MASS MERCHANTS — 2.3%
Dollar General Corp.	25,490	$3,975,930

FOOD SERVICES — 2.2%
Sodexo SA (France)	32,450	$3,845,572

ADVERTISING & MARKETING — 2.1%
Stroeer SE & Co. KGaA (Germany)	45,226	$3,655,097

HEALTH CARE SERVICES — 2.1%
Laboratory Corp. of America Holdings(a)	21,470	$3,632,080

COMMUNICATIONS EQUIPMENT — 2.0%
Cisco Systems, Inc.	37,000	$1,774,520
Samsung Electronics Co. Ltd. (South Korea)	33,866	1,634,072
		$3,408,592
AUTOMOTIVE RETAILERS — 1.9%
O’Reilly Automotive, Inc.(a)	7,327	$3,211,131

FLOW CONTROL EQUIPMENT — 1.5%
Sulzer AG (Switzerland)	22,561	$2,517,656

PACKAGED FOOD — 0.9%
Nestle SA (Switzerland)	14,440	$1,563,363

COMMON STOCKS - Continued	Shares or Principal Amount	Fair Value
OTHER COMMERCIAL SERVICES — 0.5%
ALS Ltd. (Australia)	132,729	$855,049

BASIC & DIVERSIFIED CHEMICALS — 0.4%
Air Liquide SA (France)	4,943	$699,724

OTHER COMMON STOCKS — 2.8%(b)		$4,941,993

TOTAL COMMON STOCKS — 98.8% (Cost $147,969,617)		$171,108,842

TOTAL INVESTMENT SECURITIES — 98.8% (Cost $147,969,617)		$171,108,842

SHORT-TERM INVESTMENTS — 0.8%
State Street Bank Repurchase Agreement — 0.12% 1/2/2020 (Dated 12/31/2019, repurchase price of $1,442,010, collateralized by $1,480,000 principal amount U.S. Treasury Notes —1.250% 2021, fair value $1,473,916)	$1,442,000	$1,442,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,442,000)		$1,442,000

TOTAL INVESTMENTS — 99.6% (Cost $149,411,617)		$172,550,842
Other Assets and Liabilities, net — 0.4%		752,128
NET ASSETS — 100.0% — NOTE 2		$173,302,970

(a)         Non-income producing security.

(b)         As permitted by U.S. Securities and Exchange Commission regulations, “Other” Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

See Notes to Financial Statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the NYSE. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of December 31, 2019:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Application Software	$17,477,842	—	—	$17,477,842
Internet Media	11,064,796	—	—	11,064,796
Infrastructure Software	10,350,322	—	—	10,350,322
Commercial Services	9,628,079	—	—	9,628,079
Medical Equipment	8,968,790	—	—	8,968,790
Airlines	8,754,050	—	—	8,754,050
Beverages	8,634,360	—	—	8,634,360
Professional Services	8,407,514	—	—	8,407,514
Household Products	7,147,876	—	—	7,147,876
Building Maintenance Services	5,654,935	—	—	5,654,935
Specialty Apparel Stores	5,650,039	—	—	5,650,039
Information Technology Services	5,444,365	—	—	5,444,365
Semiconductor Manufacturing	5,125,784	—	—	5,125,784
Internet Based Services	4,801,621	—	—	4,801,621
Health Care Supplies	4,549,394	—	—	4,549,394
Non Wood Building Materials	4,403,727	—	—	4,403,727
Apparel, Footwear & Accessory Design	4,302,050	—	—	4,302,050
Machinery	4,247,726	—	—	4,247,726
Banks	4,189,385	—	—	4,189,385
Mass Merchants	3,975,930	—	—	3,975,930
Food Services	3,845,572	—	—	3,845,572
Advertising & Marketing	3,655,097	—	—	3,655,097
Health Care Services	3,632,080	—	—	3,632,080
Communications Equipment	3,408,592	—	—	3,408,592
Automotive Retailers	3,211,131	—	—	3,211,131
Flow Control Equipment	2,517,656	—	—	2,517,656
Packaged Food	1,563,363	—	—	1,563,363
Other Commercial Services	855,049	—	—	855,049
Basic & Diversified Chemicals	699,724	—	—	699,724
Other Common Stocks	4,941,993	—	—	4,941,993
Short-Term Investment	—	$1,442,000	—	1,442,000
	$171,108,842	$1,442,000	—	$172,550,842

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were transfers of $106,088,376 from Level 2 to Level 1 during the period ended December 31, 2019.

NOTE 2 — Federal Income Tax

The cost of investment securities held at December 31, 2019 (excluding short-term investments), was $149,479,519 for federal income tax purposes.

Net unrealized appreciation consists of:

Gross unrealized appreciation:	$29,458,341
Gross unrealized depreciation:	(7,829,018)
Net unrealized appreciation:	$21,629,323